SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Raw Material	$ 321,598	$ 307,947
Finished Goods	33,830	39,998
TOTAL INVENTORY	$ 355,428	$ 347,945	$ 173,320